Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities
Disclosure - Other liabilities [Line Items]
Advances received	₩ 3,825,240	₩ 3,724,238
Unearned revenue	30,988	63,038
Deferred revenue	590,928	556,072
Withholdings	160,977	172,454
Other nonfincial liabilities	1,080,220	1,058,239
Total	5,688,353	5,574,041
Other Noncurrent Liabilities
Disclosure - Other liabilities [Line Items]
Advances received	192,863	80,937
Unearned revenue	6,589	4,690
Deferred revenue	8,610,610	8,050,491
Withholdings	10,901	10,856
Other nonfincial liabilities	13,489	13,059
Total	₩ 8,834,452	₩ 8,160,033